4. Plant and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net as of September 30, 2019 and December 31, 2018 was $333,356 and $381,301, respectively, consisting of the following:

	September 30,	December 31,
	2019	2018
Furniture, fixture and equipment	$560,380	$715,466
Leasehold improvements	136,069	161,166
Total	696,449	876,632
Less: accumulated depreciation	(416,595)	(495,331)
Plant and equipment, net	$279,854	$381,301

During the nine months ended September 30, 2019 and 2018, depreciation expense was $53,549 and $22,463, respectively. The Company accounts for depreciation as a separate item in the operational expense of $9,373 and $8,335, respectively and included $44,177 and $14,128, respectively in depreciation in cost of goods sold.

4.	PLANT AND EQUIPMENT, NET

Plant and equipment, net as of December 31, 2018 and 2017 was $381,301 and $491,474, respectively, consisting of the following:

	December 31,	December 31,
	2018	2017
Furniture, fixture and equipment	715,466	904,375
Leasehold improvements	161,166	672,159
Total	876,632	1,576,534
Less: accumulated depreciation	(495,331)	(1,085,060)
Plant and equipment, net	381,301	491,474

During the years ended December 31, 2018 and 2017, depreciation expense was $80,165 and $227,959, respectively. During the year end December 31, 2018 and 2017, the Company accounts for depreciation as a separate item in the operational expense of $22,697 and $160,171, respectively and included $57,468 and $108,039, respectively in depreciation in cost of goods sold.

During the December 31, 2018, the Company disposed fixed assets of $104,886 and related liabilities related to a company-owned franchise, resulting in net cash flow of $91,847 and a gain on sale of $874 from disposal. During the December 31, 2017, the Company disposed fixed assets of $101,434, resulting in accelerated depreciation expense of $101,434 from disposal of fixed assets.